Basis of Presentation	3 Months Ended
Mar. 31, 2025
Basis of Presentation
Basis of Presentation
2.
Basis of Presentation

Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standards 34, Interim Financial Reporting ("IAS 34"), as issued by the International Accounting Standards Board ("IASB"). These condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements for the six month period ended December 31, 2024, which have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards").

Certain annual information, in particular the accompanying notes normally included in the condensed interim consolidated financial statements prepared in accordance with IFRS Accounting Standards, has been omitted or condensed. These condensed consolidated interim financial statements do not include all disclosures required under IFRS Accounting Standards and, accordingly, should be read in conjunction with the consolidated financial statements for the six month fiscal period ended December 31, 2024 and the notes thereto.

These condensed consolidated interim financial statements have been prepared on a going concern basis.

Basis of presentation

These condensed consolidated interim financial statements have been prepared on the historical cost basis except for financial assets classified as fair value through profit or loss, which are stated at their fair value.

These condensed consolidated interim financial statements are presented in the United States dollar ("USD"). The functional currency of Standard Lithium is the Canadian dollar ("CAD"). For this entity, all transactions not denominated in CAD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date. The functional currency of all subsidiaries is USD. For these entities, all transactions not denominated in USD functional currency are considered to be foreign currency transactions. Foreign currency denominated monetary assets and liabilities are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as foreign exchange loss (gain). Foreign currency denominated non-monetary assets and liabilities, measured at historical cost, are translated at the rate of exchange at the transaction date.

Change in fiscal year-end

On November 18, 2024, the Company changed its fiscal year-end from June 30 to December 31, effective immediately. The decision to change the fiscal year-end to a calendar year-end was made to align the Company’s reporting cycle more closely with how it manages its business.

Change in presentation currency

Effective July 1, 2024, the Company changed its presentation currency from CAD to USD due to its most significant assets and liabilities being denominated in USD and for consistency with peer companies in the mining industry. This change has been applied retrospectively.

As at and for the three months ended March 31, 2024 and all prior periods, the Company's reporting currency was CAD as described in the Company’s consolidated financial statements for the six month fiscal period ended December 31, 2024. The currency remeasurement of the Company's results applied the International Accounting Standards ("IAS") transitional rules.

The amounts reported in these condensed consolidated interim financial statements for the three months ended March 31, 2024 have been remeasured in USD based on the average rate for the three months ended March 31, 2024 and the three months ended December 31, 2023. The accounting policy used to translate equity items prior to March 31, 2024, was to use the historical rate for each equity transaction that occurred to recreate the historical amounts. As at and prior to the three months ended March 31, 2024, equity items were translated quarterly using the average exchange rate for each quarter.

Critical accounting estimates and judgments

The preparation of financial statements requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities and contingent liabilities as at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Information about critical judgments in applying accounting policies and assumptions and estimation uncertainties that have the most significant effect on the amounts recognized in the condensed consolidated interim financial statements are disclosed in Note 2 of the Company’s consolidated financial statements for the six month fiscal period ended December 31, 2024.